Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2050 Fund
June 30, 2023
Z50-NPRT1-0823
1.9884248.106
Domestic Equity Funds - 49.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	360,521	5,032,870
Fidelity Series Commodity Strategy Fund (a)	3,571	345,625
Fidelity Series Large Cap Growth Index Fund (a)	182,619	3,181,217
Fidelity Series Large Cap Stock Fund (a)	185,200	3,500,278
Fidelity Series Large Cap Value Index Fund (a)	449,305	6,501,436
Fidelity Series Small Cap Core Fund (a)	1,904	19,559
Fidelity Series Small Cap Opportunities Fund (a)	123,280	1,587,848
Fidelity Series Value Discovery Fund (a)	161,789	2,397,712
TOTAL DOMESTIC EQUITY FUNDS (Cost $20,536,200)		22,566,545

International Equity Funds - 40.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	91,997	1,311,878
Fidelity Series Emerging Markets Fund (a)	141,738	1,177,840
Fidelity Series Emerging Markets Opportunities Fund (a)	278,771	4,725,167
Fidelity Series International Growth Fund (a)	185,063	3,040,587
Fidelity Series International Index Fund (a)	109,971	1,261,370
Fidelity Series International Small Cap Fund (a)	57,192	928,223
Fidelity Series International Value Fund (a)	275,484	3,046,852
Fidelity Series Overseas Fund (a)	242,561	3,041,711
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,413,929)		18,533,628

Bond Funds - 9.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	35,201	278,086
Fidelity Series Corporate Bond Fund (a)	22,518	203,787
Fidelity Series Emerging Markets Debt Fund (a)	8,377	61,991
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,181	20,502
Fidelity Series Floating Rate High Income Fund (a)	5,117	45,850
Fidelity Series Government Bond Index Fund (a)	32,433	297,413
Fidelity Series International Credit Fund (a)	6	47
Fidelity Series International Developed Markets Bond Index Fund (a)	316	2,712
Fidelity Series Investment Grade Bond Fund (a)	30,502	303,491
Fidelity Series Investment Grade Securitized Fund (a)	23,202	206,494
Fidelity Series Long-Term Treasury Bond Index Fund (a)	471,478	2,838,299
Fidelity Series Real Estate Income Fund (a)	6,581	63,050
TOTAL BOND FUNDS (Cost $4,543,052)		4,321,722

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.17% (a)(b)	175,790	175,790
Fidelity Series Short-Term Credit Fund (a)	1,668	16,029
Fidelity Series Treasury Bill Index Fund (a)	42,305	420,509
TOTAL SHORT-TERM FUNDS (Cost $612,577)		612,328

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $43,105,758)	46,034,223
NET OTHER ASSETS (LIABILITIES) - 0.0%	6
NET ASSETS - 100.0%	46,034,229

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	260,311	31,174	7,757	40	(52)	(5,590)	278,086
Fidelity Series Blue Chip Growth Fund	4,670,463	257,905	654,926	-	57,578	701,850	5,032,870
Fidelity Series Canada Fund	1,213,169	104,319	53,234	-	1,187	46,437	1,311,878
Fidelity Series Commodity Strategy Fund	312,573	50,904	9,126	-	(2,382)	(6,344)	345,625
Fidelity Series Corporate Bond Fund	188,164	24,786	7,028	1,952	(125)	(2,010)	203,787
Fidelity Series Emerging Markets Debt Fund	56,919	6,478	1,836	902	(18)	448	61,991
Fidelity Series Emerging Markets Debt Local Currency Fund	19,182	1,309	571	-	12	570	20,502
Fidelity Series Emerging Markets Fund	727,080	432,241	9,151	-	297	27,373	1,177,840
Fidelity Series Emerging Markets Opportunities Fund	4,688,962	79,651	176,091	-	5,836	126,809	4,725,167
Fidelity Series Floating Rate High Income Fund	41,949	4,670	1,217	985	(5)	453	45,850
Fidelity Series Government Bond Index Fund	276,757	36,938	10,353	1,900	(139)	(5,790)	297,413
Fidelity Series Government Money Market Fund 5.17%	156,614	25,712	6,536	2,075	-	-	175,790
Fidelity Series International Credit Fund	47	-	-	-	-	-	47
Fidelity Series International Developed Markets Bond Index Fund	-	2,721	-	-	-	(9)	2,712
Fidelity Series International Growth Fund	2,815,783	239,649	132,742	-	2,869	115,028	3,040,587
Fidelity Series International Index Fund	1,167,669	103,102	47,475	-	875	37,199	1,261,370
Fidelity Series International Small Cap Fund	883,794	57,192	25,164	-	435	11,966	928,223
Fidelity Series International Value Fund	2,808,895	235,123	118,256	-	2,617	118,473	3,046,852
Fidelity Series Investment Grade Bond Fund	282,815	35,715	10,935	2,862	(50)	(4,054)	303,491
Fidelity Series Investment Grade Securitized Fund	194,005	22,720	7,324	1,864	(103)	(2,804)	206,494
Fidelity Series Large Cap Growth Index Fund	2,958,751	156,036	301,899	7,531	21,911	346,418	3,181,217
Fidelity Series Large Cap Stock Fund	3,242,389	165,403	140,561	-	3,252	229,795	3,500,278
Fidelity Series Large Cap Value Index Fund	6,050,832	483,134	291,847	-	49	259,268	6,501,436
Fidelity Series Long-Term Treasury Bond Index Fund	2,650,377	369,751	98,174	20,238	(2,741)	(80,914)	2,838,299
Fidelity Series Overseas Fund	2,813,264	255,385	156,398	-	1,910	127,550	3,041,711
Fidelity Series Real Estate Income Fund	77,243	5,090	19,861	1,150	(1,710)	2,288	63,050
Fidelity Series Short-Term Credit Fund	14,809	1,289	-	107	-	(69)	16,029
Fidelity Series Small Cap Core Fund	38,873	34	18,730	11	(250)	(368)	19,559
Fidelity Series Small Cap Opportunities Fund	1,482,538	115,714	92,572	-	1,688	80,480	1,587,848
Fidelity Series Treasury Bill Index Fund	383,976	46,901	9,984	4,903	(2)	(382)	420,509
Fidelity Series Value Discovery Fund	2,216,594	192,117	78,229	-	(1,748)	68,978	2,397,712
	42,694,797	3,543,163	2,487,977	46,520	91,191	2,193,049	46,034,223

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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